Note 5 Main margins and profit by operating segments (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
income by operating segment [Line Items]
Interest income (expense)		€ (15,164)	€ (12,607)
Gross profit		21,159	18,034
Profit (loss) before tax		9,581	8,424
Profit (loss), attributable to owners of parent	[1]	6,051	5,447
SPAIN
income by operating segment [Line Items]
Interest income (expense)		(3,346)	(3,215)
Gross profit		5,147	4,990
Profit (loss) before tax		3,080	3,080
Profit (loss), attributable to owners of parent	[1]	2,172	2,124
MEXICO
income by operating segment [Line Items]
Interest income (expense)		(6,409)	(5,511)
Gross profit		8,565	7,349
Profit (loss) before tax		4,195	3,573
Profit (loss), attributable to owners of parent	[1]	2,979	2,571
TURKEY
income by operating segment [Line Items]
Interest income (expense)		(2,152)	(1,307)
Gross profit		3,372	2,409
Profit (loss) before tax		1,288	932
Profit (loss), attributable to owners of parent	[1]	532	412
South America [Member]
income by operating segment [Line Items]
Interest income (expense)		(2,952)	(2,387)
Gross profit		3,308	2,719
Profit (loss) before tax		1,189	970
Profit (loss), attributable to owners of parent	[1]	556	417
Rest of business [Member]
income by operating segment [Line Items]
Interest income (expense)		(507)	(369)
Gross profit		1,197	827
Profit (loss) before tax		652	410
Profit (loss), attributable to owners of parent	[1]	508	314
Corporate Center And Adjustments [Member]
income by operating segment [Line Items]
Interest income (expense)		202	(182)
Gross profit		(430)	(260)
Profit (loss) before tax		(822)	(541)
Profit (loss), attributable to owners of parent	[1]	€ (696)	€ (390)

[1]
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.